Note 5 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Aggregate
Acquisitions

Accounts receivable	$45,619
Other current assets	5,988
Non-current assets	11,260
Accounts payable	(12,030)
Accrued liabilities	(8,886)
Other current liabilities	(12,343)
Non-current liabilities	(1,177)
Deferred tax liabilities	(2,974)
Redeemable non-controlling interest	(18,986)
$6,471

Cash consideration, net of cash acquired of $11,302	$163,221
Acquisition date fair value of contingent consideration	22,537
Total purchase consideration	$185,758

Acquired intangible assets	$42,693
Goodwill	$136,594
Aggregate
Acquisitions

Current assets	$36,281
Non-current assets	7,277
Current liabilities	(21,491)
Non-current liabilities	(1,350)
Deferred tax liabilities	(2,035)
Redeemable non-controlling interest	(21,293)
$(2,611)

Cash consideration, net of cash acquired of $7,252	$(98,559)
Acquisition date fair value of contingent consideration	(13,259)
Total purchase consideration	$(111,818)

Acquired intangible assets	$57,882
Goodwill	$56,547

Business Acquisition, Pro Forma Information [Table Text Block]
	Revenues	Net earnings

Actual from acquired entities for 2021	$77,216	$7,980
Supplemental pro forma for 2021 (unaudited)	3,410,090	171,374
Supplemental pro forma for 2020 (unaudited)	3,070,422	138,829